UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

        FOR THE SEMI-ANNUAL DISTRIBUTION PERIOD FROM SEPTEMBER 14, 2006
                               TO MARCH 14, 2007

                                 333-130089-60
                   (Commission File Number of issuing entity)

                   HARTFORD LIFE GLOBAL FUNDING TRUST 2006-095
           (Exact name of issuing entity as specified in its charter)

                                   001-32293
                     (Commission File Number of Depositor)

                        HARTFORD LIFE INSURANCE COMPANY
       (Exact name of depositor and sponsor as specified in its charter)

                                    DELAWARE
          (State or other jurisdiction of incorporation or organization of the issuing entity)

                                 NOT APPLICABLE
                      (I.R.S. Employer Identification No.)

HARTFORD LIFE GLOBAL FUNDING TRUST 2006-095
C/O WILMINGTON TRUST COMPANY
1100 NORTH MARKET STREET
WILMINGTON, DE                                                          19890
(Address of principal executive offices of the issuing entity)        (Zip Code)

                                  302-651-8900
                     (Telephone number, including area code)

                                 NOT APPLICABLE
           (Former name, former address, if changed since last report)

                  Registered/reporting pursuant to (check one)

                             Section 12(b)   Section 12(g)     Section 15(d)    Name of exchange
Title of class                                                                (If Section 12(b))

5.50% Secured IncomeNotes
-------------------------
due September 15, 2012           [ ]              [ ]              [ X ]
----------------------                                                         -----------------

                                 [ ]              [ ]              [   ]
------------------                                                             -----------------

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing
requirements for the past 90 days. Yes    X    No
                                        -----     -----

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PART I - DISTRIBUTION INFORMATION


ITEM 1.  DISTRIBUTION AND POOL PERFORMANCE INFORMATION.


On March 15, 2007, interest payments were made to the holders of the notes specified on the cover of this report on Form 10-D (the "Notes"). Details of such payments are included in the Administrative Report of the Hartford Life Global Funding Trust specified on the cover of this report on Form 10-D (the "Trust") filed as Exhibit 99.1 hereto. No trustee fees or other trust expenses have been paid by the Trust.

PART II - OTHER INFORMATION


ITEM 2.  LEGAL PROCEEDINGS.


None


ITEM 3.  SALES OF SECURITIES AND USE OF PROCEEDS.


On September 14, 2006, the beneficial interest in the Trust (the "Trust Beneficial Interest") was sold to AMACAR Pacific Corp. ("AMACAR") for $15 in an offering exempt from registration pursuant to ss.4(2) of the Securities Act of 1933, as amended.


Registration Statement on Form S-3, Commission File No. 333-130089 (the "Registration Statement") relating to the Notes was declared effective by the Securities and Exchange Commission on March 31, 2006.


The information specified under "Use of Proceeds" required to be included in this Item 3 by Item 701(f) of Regulation S-K is included in the Administrative Report attached to this Form 10-D and is incorporated into this Item 3 by reference.


The Trust used the net proceeds from the issuance of the Notes and the Trust Beneficial Interest to purchase a funding agreement from Hartford Life Insurance Company ("HLIC"), as described in the Registration Statement.


ITEM 4.  DEFAULTS UPON SENIOR SECURITIES.


None


ITEM 5.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


None


ITEM 6.  SIGNIFICANT OBLIGORS OF POOL ASSETS.


For information relating to HLIC, please see HLIC's (Commission file number 001-32293) periodic reports, including annual reports on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K, and other information on file with the Securities and Exchange Commission (the "SEC"). This Form 10-D incorporates by reference HLIC's Annual Report on Form 10-K for the fiscal year ended December 31, 2006. You can read and copy these reports and other information at the public reference facilities maintained by the SEC at 100
F Street, N.E.,

Washington, D.C. 20549. You may obtain copies of this material for a fee by writing to the SEC's Public Reference Section of the SEC at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information about the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. You can also access some of this information electronically by means of the SEC's website on the Internet at http://www.sec.gov, which contains reports and other information that HLIC has filed electronically with the SEC.

ITEM 7.  SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.


None


ITEM 8.  OTHER INFORMATION.


None


ITEM 9.  EXHIBITS.

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  EXHIBIT
  NUMBER                                     DESCRIPTION
--------------------------------------------------------------------------------
Exhibit 1.1 Standard Distribution Agreement Terms (incorporated by reference to Exhibit 1.1 to Hartford Life Insurance
                  Company's Registration Statement on Form S-3, as amended,
                  (SEC Registration File No. 333-130089)).
--------------------------------------------------------------------------------
Exhibit 1.2       Distribution Agreement relating to the notes issued by
                  the trust identified on the cover page of this Exchange Act report (included in Section C to Exhibit 4.5 hereto).
--------------------------------------------------------------------------------
Exhibit 3.1       Schedule identifying the differences between the
                  certificate of trust for the trust identified on the cover page of this Exchange Act report and Exhibit 3.1 to Hartford Life Global Funding Trust 2006-001's Report on Form 8-K
                  filed on July 26, 2006 (incorporated by reference to Exhibit
                  99.1 to Hartford Life Global Funding Trust 2006-001's Report on Form 8-K filed on July 26, 2006).
--------------------------------------------------------------------------------
Exhibit 3.2       Standard Trust Agreement Terms (incorporated by
                  reference to Exhibit 4.7 to Hartford Life Insurance
                  Company's Registration Statement on Form S-3, as amended,
                  (SEC Registration No. 333-130089)).
--------------------------------------------------------------------------------
Exhibit 3.3       Trust Agreement relating to the trust identified on the
                  cover page of this Exchange Act report (included in Section
                  A to Exhibit 4.5 hereto).
--------------------------------------------------------------------------------
Exhibit 4.1       Standard Indenture Terms (incorporated by reference to
                  Exhibit 4.1 to Hartford Life Insurance Company's
                  Registration Statement on Form S-3, as amended, (SEC Registration File No. 333-130089)).
--------------------------------------------------------------------------------
Exhibit 4.2       Indenture relating to the notes issued by the trust
                  identified on the cover page of this Exchange Act report (included in Section B to Exhibit 4.5 hereto).
--------------------------------------------------------------------------------
Exhibit 4.3       Schedule identifying the differences between the note
                  issued by the trust identified on the cover page of this Exchange Act report and Exhibit 4.2 to Hartford Life Global Funding Trust 2006-001's Report on Form 8-K filed on July
                  26, 2006 (incorporated by reference to Exhibit 99.2 to Hartford Life Global Funding Trust 2006-001's Report on Form 8-K filed on July 26, 2006).
--------------------------------------------------------------------------------
Exhibit 4.4 Schedule identifying the differences between the funding agreement issued by Hartford Life Insurance Company to the trust identified on the cover page of this Exchange Act report and Exhibit 4.3 to Hartford Life Global Funding Trust 2006-001's Report on Form 8-K filed on July 26, 2006 (incorporated by reference to Exhibit 99.3 to Hartford Life Global Funding Trust 2006-001's Report on Form 8-K filed on July 26, 2006).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Exhibit 4.5 Schedule identifying the differences between the omnibus instrument relating to the notes issued by the trust identified on the cover page of this Exchange Act report and
                  Exhibit 4.4 to Hartford Life Global Funding Trust 2006-001's Report on Form 8-K filed on July 26, 2006 (incorporated by reference to Exhibit 99.4 to Hartford Life Global Funding Trust 2006-001's Report on Form 8-K filed on July 26, 2006).
--------------------------------------------------------------------------------
Exhibit 10.1      Administrative Services Agreement (incorporated by
                  reference to Exhibit 4.9 to Hartford Life Insurance
                  Company's Registration Statement on Form S-3, as amended,
                  (SEC Registration File No. 333-130089)).
--------------------------------------------------------------------------------
Exhibit 10.2 Expense and Indemnity Agreement between Hartford Life Insurance Company and Wilmington Trust Company (incorporated by reference to Exhibit 10.1 to Hartford Life Insurance Company's Registration Statement on Form S-3, as amended,
                  (SEC Registration File No. 333-130089)).
--------------------------------------------------------------------------------
Exhibit 10.3 Expense and Indemnity Agreement between Hartford Life Insurance Company and JPMorgan Chase Bank, N.A. (incorporated by reference to Exhibit 10.2 to Hartford Life Insurance Company's Registration Statement on Form S-3, as amended, (SEC Registration No. 333-130089)).
--------------------------------------------------------------------------------
Exhibit 10.4 Expense and Indemnity Agreement between Hartford Life Insurance Company and Amacar Pacific Corporation
                  (incorporated by reference to Exhibit 10.3 to Hartford Life Insurance Company's Registration Statement on Form S-3, as amended, (SEC Registration No. 333-130089)).
--------------------------------------------------------------------------------
Exhibit 99.1      Administrative Report of the Trust in respect of the
                  March 15, 2007 payment to holders of the notes issued by the Hartford Life Global Funding Trust 2006-095.
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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.





                                    Hartford Life Insurance Company, depositor





Date:  March 26, 2007               By: /s/ Jeffrey L. Johnson
                                        --------------------------------------
                                    Name:  Jeffrey L. Johnson
                                    Title: Assistant Vice President

                                  EXHIBIT INDEX

--------------------------------------------------------------------------------
  EXHIBIT
  NUMBER                               DESCRIPTION
--------------------------------------------------------------------------------
Exhibit 1.1     Standard Distribution Agreement Terms (incorporated by
                reference to Exhibit 1.1 to Hartford Life Insurance
                Company's Registration Statement on Form S-3, as amended,
                (SEC Registration File No. 333-130089)).
--------------------------------------------------------------------------------
Exhibit 1.2     Distribution Agreement relating to the notes issued by
                the trust identified on the cover page of this Exchange Act report (included in Section C to Exhibit 4.5 hereto).
--------------------------------------------------------------------------------
Exhibit 3.1     Schedule identifying the differences between the
                certificate of trust for the trust identified on the cover page of this Exchange Act report and Exhibit 3.1 to Hartford Life Global Funding Trust 2006-001's Report on Form 8-K
                filed on July 26, 2006 (incorporated by reference to Exhibit
                99.1 to Hartford Life Global Funding Trust 2006-001's Report
                on Form 8-K filed on July 26, 2006).
--------------------------------------------------------------------------------
Exhibit 3.2     Standard Trust Agreement Terms (incorporated by
                reference to Exhibit 4.7 to Hartford Life Insurance
                Company's Registration Statement on Form S-3, as amended,
                (SEC Registration No. 333-130089)).
--------------------------------------------------------------------------------
Exhibit 3.3     Trust Agreement relating to the trust identified on the
                cover page of this Exchange Act report (included in Section
                A to Exhibit 4.5 hereto).
--------------------------------------------------------------------------------
Exhibit 4.1     Standard Indenture Terms (incorporated by reference to
                Exhibit 4.1 to Hartford Life Insurance Company's
                Registration Statement on Form S-3, as amended, (SEC Registration File No. 333-130089)).
--------------------------------------------------------------------------------
Exhibit 4.2     Indenture relating to the notes issued by the trust
                identified on the cover page of this Exchange Act report (included in Section B to Exhibit 4.5 hereto).
--------------------------------------------------------------------------------
Exhibit 4.3     Schedule identifying the differences between the note
                issued by the trust identified on the cover page of this Exchange Act report and Exhibit 4.2 to Hartford Life Global Funding Trust 2006-001's Report on Form 8-K filed on July
                26, 2006 (incorporated by reference to Exhibit 99.2 to
                Hartford Life Global Funding Trust 2006-001's Report on Form
                8-K filed on July 26, 2006).
--------------------------------------------------------------------------------
Exhibit 4.4 Schedule identifying the differences between the funding agreement issued by Hartford Life Insurance Company to the trust identified on the cover page of this Exchange Act
                report and Exhibit 4.3 to Hartford Life Global Funding Trust 2006-001's Report on Form 8-K filed on July 26, 2006 (incorporated by reference to Exhibit 99.3 to Hartford Life Global Funding Trust 2006-001's Report on Form 8-K filed on
                July 26, 2006).
--------------------------------------------------------------------------------
Exhibit 4.5 Schedule identifying the differences between the omnibus instrument relating to the notes issued by the trust identified on the cover page of this Exchange Act report and
                Exhibit 4.4 to Hartford Life Global Funding Trust 2006-001's Report on Form 8-K filed on July 26, 2006 (incorporated by reference to Exhibit 99.4 to Hartford Life Global Funding
                Trust 2006-001's Report on Form 8-K filed on July 26, 2006).
--------------------------------------------------------------------------------
Exhibit 10.1    Administrative Services Agreement (incorporated by
                reference to Exhibit 4.9 to Hartford Life Insurance
                Company's Registration Statement on Form S-3, as amended,
                (SEC Registration File No. 333-130089)).
--------------------------------------------------------------------------------
Exhibit 10.2    Expense and Indemnity Agreement between Hartford Life
                Insurance Company and Wilmington Trust Company (incorporated by reference to Exhibit 10.1 to Hartford Life Insurance Company's Registration Statement on Form S-3, as amended,
                (SEC Registration File No. 333-130089)).
--------------------------------------------------------------------------------
Exhibit 10.3 Expense and Indemnity Agreement between Hartford Life Insurance Company and JPMorgan Chase Bank, N.A. (incorporated by reference to Exhibit 10.2 to Hartford Life
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                Insurance Company's Registration Statement on Form S-3, as amended, (SEC Registration No. 333-130089)).
--------------------------------------------------------------------------------
Exhibit 10.4    Expense and Indemnity Agreement between Hartford Life
                Insurance Company and Amacar Pacific Corporation
                (incorporated by reference to Exhibit 10.3 to Hartford Life Insurance Company's Registration Statement on Form S-3, as amended, (SEC Registration No. 333-130089)).
--------------------------------------------------------------------------------
Exhibit 99.1    Administrative Report of the Trust in respect of the
                March 15, 2007 payment to holders of the notes issued by the Hartford Life Global Funding Trust 2006-095.
--------------------------------------------------------------------------------